Fair Value Measurements Derivative Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Liabilities
Fair value of derivative liability	$ (12,123)	$ (17,336)
Debt Prepayment Derivative [Member]
Liabilities
Fair value of derivative liability		(11,980)
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Liabilities
Fair value of derivative liability	0	0
Fair Value, Inputs, Level 1 [Member] | Debt Prepayment Derivative [Member]
Liabilities
Fair value of derivative liability		0
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Liabilities
Fair value of derivative liability	0	0
Fair Value, Inputs, Level 2 [Member] | Debt Prepayment Derivative [Member]
Liabilities
Fair value of derivative liability		0
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Liabilities
Fair value of derivative liability	(12,123)	(17,336)
Fair Value, Inputs, Level 3 [Member] | Debt Prepayment Derivative [Member]
Liabilities
Fair value of derivative liability		(11,980)
Contingent Consideration Liability [Member]
Liabilities
Fair value of derivative liability	(9,131)
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Fair value of derivative liability	0
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Fair value of derivative liability	0
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Fair value of derivative liability	(9,131)
Embedded Derivative [Member]
Assets
Fair value of derivative asset	1,015
Embedded Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Fair value of derivative asset	1,015
Embedded Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Fair value of derivative asset	0
Embedded Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Fair value of derivative asset	$ 0